Cost of sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of sales.
Captain costs	$ 47,526,803	$ 30,670,626	$ 18,396,481
Captain bonuses	1,017,424	878,924	947,522
Captain deductions	(522,189)	(624,155)	(529,974)
Tolls and fines	714,285	424,584	382,604
Cost of sales	$ 48,736,323	$ 31,349,979	$ 19,196,633